Prepaid Expenses	9 Months Ended
Sep. 30, 2015
Prepaid Expenses
Prepaid Expenses

NOTE 3 – PREPAID EXPENSES

Prepaid expenses consist of amounts paid in advance for legal services that had not yet occurred as of September 30, 2015. The balance as of September 30, 2015 and December 31, 2014 was $10,000 and $20,000, respectively.